S000003888 [Member] Expense Example, No Redemption - Putnam VT Small Cap Value Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	955
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	324
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	$ 1,247